Subsequent Event - Additional Information (Detail) (Subsequent Event, Shannon, USD $) In Millions, unless otherwise specified	1 Months Ended
Apr. 30, 2015
Subsequent Event | Shannon
Subsequent Event [Line Items]
Business acquisition consideration transferred	$ 57.5